Vitro Diagnostics, Inc. - Statements of Operations - Nine Months Ended (USD $)	9 Months Ended
	Jul. 31, 2012	Jul. 31, 2011
Product sales	$ 13,166	$ 10,867
Other income (expense):
Fair value of stock purchase warrants		(29,300)
Net income (loss)	(189,098)	36,803
NineMonthsEnded
Cost of goods sold	(5,582)	(3,063)
Gross profit	7,584	7,804
Operating costs and expenses:
Research and development	101,249	105,630
Selling, general and administrative	60,243	63,741
Total operating costs and expenses	161,492	169,371
Loss from operations	(153,908)	(161,567)
Other income (expense):
Interest expense	(35,190)	(30,930)
Fair value of stock purchase warrants		29,300
License fee income		10,000
Forgiveness of debt		190,000
Income (loss) before income taxes	(189,098)	36,803
Provision for income taxes (Note C)	0	0
Net income (loss)	$ (189,098)	$ 36,803
Net income (loss) per common share, basic and diluted (in Dollars per share)	$ (0.01)	$ 0.00
Net income (loss) per common share, diluted (in Dollars per share)	$ (0.01)	$ 0.00
Shares used in computing net loss per common share:
Basic (in Shares)	18,887,009	18,428,169
Diluted (in Shares)	18,887,009	18,497,551